Related party transactions (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Key management remuneration
Key management remuneration	$ 3,692,355	$ 2,117,612
Associates [member]
Related party transactions
Research and development expense	1,354,866	1,149,098
Amount owed included in accounts payable and accrued liabilities	671,462	505,195
Amount paid included in prepaid expenses	12,402	1,470
Key management personnel of entity or parent [member]
Related party transactions
Amount owed included in accounts payable and accrued liabilities	46,488	190,940
Key management remuneration
Salaries and benefits	2,503,893	1,499,613
Share-based payments	$ 1,188,462	$ 617,999